                           VAN KAMPEN HIGH YIELD FUND
                     SUPPLEMENT DATED JUNE 16, 1999 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1998,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 3, 1999
                           -------------------------

     This section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES-PORTFOLIO MANAGEMENT" is amended with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by a management team led by Robert J. Hickey, a Vice President of the Adviser. Mr. Hickey joined the Adviser in 1989 and became Assistant Vice President in January 1993. Mr. Hickey has been a Vice President of the Adviser and Van Kampen Asset Management Inc. ("Asset Management") since June 1995. Peter Ehret has been working for the Adviser since July 1992, and became an Assistant Vice President of the Adviser in January 1999 and Asset Management in 1994 and became a Vice President of the Adviser and Asset Management in February 1999.

                        VAN KAMPEN STRATEGIC INCOME FUND
                     SUPPLEMENT DATED JUNE 16, 1999 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1998,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 3, 1999
                           -------------------------

     This section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES-PORTFOLIO MANAGEMENT" is amended with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by a management team led by Peter W. Hegel, an Executive Vice President of the Adviser and Van Kampen Asset Management Inc. ("Asset Management"). Mr. Hegel has been employed by the Adviser since April 1983 and with Asset Management since June 1995. Robert J. Hickey, a Vice President of the Adviser and Asset Management has been primarily responsible for the day-to-day management of the Fund's portfolio since January 1995. Mr. Hickey joined the Adviser in 1989 and became Assistant Vice President in January 1993. Mr. Hickey has been a Vice President of the Adviser and Asset Management since June 1995. Thomas J. Slefinger, Senior Vice President of the Adviser and Asset Management, and has been employed by the Adviser since July 1989 and Asset Management since June 1995. Mr. Slefinger was previously a First Vice President with the Adviser and Asset Management. John R. Reynoldson has been Senior Vice President of Asset Management since July 1991 and Senior Vice President of the Adviser since June 1995. Mr. Reynoldson was previously a Vice President with Asset Management. Kelly Gilbert joined the Adviser and Asset Management in September 1995 and became an Assistant Vice President in December 1997. Ms. Gilbert has been a Vice President of the Adviser and Asset Management since February 1999. Prior to September 1995, Ms. Gilbert was a Corporate Bond Trader at ABN AMRO, N.A., a foreign owned bank.